Note 21 - Derivatives - Amount and Fair Value of Mortgage Banking Derivatives (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Contract [Member]
Derivative, amount	$ 20,981,000	$ 10,307,000
Derivatives	714,000	328,000
Forward Contracts [Member]
Derivative, amount	21,250,000	14,000,000
Derivative, fair value	$ (157,000)	$ (23,000)